Supplemental Disclosure of Cash Flow Information - Liabilities Arising From Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 22,592	$ 21,801
Changes in liabilities arising from financing activities [abstract]
Issue (repayment) of long-term debt	719	1,025
Settlement of Painted Pony long-term debt	397	0	$ 0
Proceeds on settlement of cross currency swaps	166	0	0
Payment of lease liabilities	(225)	(237)
Lease additions	148	527
Non-cash changes	(285)	(524)
Liabilities arising from financing activities, ending balance	23,115	22,592	21,801
Long-term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	20,982	20,623
Changes in liabilities arising from financing activities [abstract]
Issue (repayment) of long-term debt	719	1,025
Non-cash changes	(248)	(666)
Liabilities arising from financing activities, ending balance	21,453	20,982	20,623
Cash flow hedges on US dollar debt securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(199)	(361)
Changes in liabilities arising from financing activities [abstract]
Issue (repayment) of long-term debt	0
Proceeds on settlement of cross currency swaps	166
Non-cash changes	5	162
Liabilities arising from financing activities, ending balance	(28)	(199)	(361)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	1,809	1,539
Changes in liabilities arising from financing activities [abstract]
Payment of lease liabilities	(225)	(237)
Lease additions	148	527
Non-cash changes	(42)	(20)
Liabilities arising from financing activities, ending balance	1,690	$ 1,809	$ 1,539
Painted Pony Energy Ltd
Changes in liabilities arising from financing activities [abstract]
Settlement of Painted Pony long-term debt	(397)
Assumption of Painted Pony long-term debt	397
Painted Pony Energy Ltd | Long-term debt
Changes in liabilities arising from financing activities [abstract]
Settlement of Painted Pony long-term debt	(397)
Assumption of Painted Pony long-term debt	$ 397